UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  DECEMBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT SHORT-TERM FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2006

[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        SHORT-TERM Fund

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2006

                                                                      (Form N-Q)

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USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

             (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Merrill Lynch & Co., Morgan Stanley, Wachovia Bank, N.A., or Wells Fargo Bank, N.A.

             (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following:
                      Government National Mortgage Assoc., Merrill Lynch & Co., or Texas Permanent School Fund.

             (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Continental Casualty Co., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

             BAN      Bond Anticipation Note
             COP      Certificate of Participation
             CP       Commercial Paper
             EDA      Economic Development Authority
             ETM      Escrowed to final maturity
             GO       General Obligation
             IDA      Industrial Development Authority/Agency
             IDB      Industrial Development Board
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                   (continued)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

             IDRB    Industrial Development Revenue Bond
             ISD     Independent School District
             MERLOT  Municipal Exempt Receipts-Liquidity Optional Tender
             MFH     Multifamily Housing
             PCRB    Pollution Control Revenue Bond
             P-FLOAT Puttable Floating Option Tax-Exempt Receipts
             PRE     Prerefunded to a date prior to maturity
             RB      Revenue Bond
             SAVRS   Select Auction Variable Rate Securities
             USD     Unified School District

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (48.4%)

               ALABAMA (1.1%)
  $ 2,000      Mobile IDB PCRB, Series A                                                        4.65%      12/01/2011   $    2,024
               Montgomery Medical Clinic Board Health Care Facility RB,
    1,165         Series 2006                                                                   4.50        3/01/2012        1,182
    1,265         Series 2006                                                                   4.50        3/01/2013        1,282
    1,200         Series 2006                                                                   4.50        3/01/2014        1,215
    2,480         Series 2006                                                                   4.50        3/01/2015        2,507
    2,595         Series 2006                                                                   4.50        3/01/2016        2,614
    1,000      Prattville Industrial Development PCRB, Series 1998                              4.90        9/01/2008        1,011
                                                                                                                        ----------
                                                                                                                            11,835
                                                                                                                        ----------
               ALASKA (0.6%)
               North Slope Borough GO,
      245         Series 1998A (INS)(ETM)                                                       4.60(a)     6/30/2008          232
    6,255         Series 1998A (INS)                                                            4.60(a)     6/30/2008        5,923
                                                                                                                        ----------
                                                                                                                             6,155
                                                                                                                        ----------
               ARIZONA (0.6%)
               Arizona Health Facilities Auth. RB,
    1,495         Series 2004A                                                                  4.00        4/01/2010        1,493
    1,350         Series 2004A                                                                  4.00        4/01/2012        1,345
               Pinal County Correctional Facilities IDA RB,
    1,010         Series 2006A (INS)                                                            5.00       10/01/2010        1,044
    1,000         Series 2006A (INS)                                                            5.25       10/01/2013        1,062
    1,710         Series 2006A (INS)                                                            5.25       10/01/2014        1,822
                                                                                                                        ----------
                                                                                                                             6,766
                                                                                                                        ----------
               ARKANSAS (0.2%)
    1,945      Springdale Sales and Use Tax RB, Series 2004 (INS)                               4.00        7/01/2016        1,968
                                                                                                                        ----------
               CALIFORNIA (0.5%)
               Salinas USD GO,
    1,000         Series 2002A (INS)                                                            4.21(a)    10/01/2014          742
    2,000         Series 2002C (INS)                                                            4.21(a)     6/01/2014        1,504
               Santa Rosa Rancheria Tachi Yokut Tribe Enterprise RB,
    1,250         Series 2006(b)                                                                4.50        3/01/2011        1,240
    1,750         Series 2006(b)                                                                4.88        3/01/2016        1,760
                                                                                                                        ----------
                                                                                                                             5,246
                                                                                                                        ----------
               COLORADO (1.6%)
      755      Beacon Point Metropolitan District RB, Series 2005B (LOC - Compass Bank)         4.38       12/01/2015          770
               Denver Health and Hospital Auth. RB,
    1,250         Series 1998A                                                                  5.25       12/01/2007        1,262
    1,250         Series 1998A                                                                  5.25       12/01/2008        1,274
      370         Series 2001A                                                                  5.25       12/01/2007          374
               Health Facilities Auth. RB,
    2,000         Series 2006                                                                   5.00        6/01/2012        2,088
    1,335         Series 2006                                                                   5.00        6/01/2013        1,399
    2,000         Series 2006                                                                   5.00        6/01/2015        2,107
    2,000         Series 2006E                                                                  5.00       11/15/2015        2,128
    3,000         Series 2006E                                                                  5.00       11/15/2016        3,204
    2,320      High Plains Metropolitan District RB, Series 2005B (LOC - Compass Bank)          4.38       12/01/2015        2,368
                                                                                                                        ----------
                                                                                                                            16,974
                                                                                                                        ----------

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               FLORIDA (0.7%)
  $ 1,340      Clay County Development Auth. IDRB, Series 2002                                  3.95%       3/01/2011   $    1,346
    3,700      Jacksonville Economic Development Commission IDRB, Series 2002                   4.00        3/01/2011        3,724
    2,000      Palm Beach County School Board COP, Series 2006A (INS)                           5.00        8/01/2015        2,163
                                                                                                                        ----------
                                                                                                                             7,233
                                                                                                                        ----------
               GUAM (0.2%)
               Education Financing Foundation COP,
    1,000         Series 2006A                                                                  4.00       10/01/2013          998
      760         Series 2006A                                                                  5.00       10/01/2014          805
                                                                                                                        ----------
                                                                                                                             1,803
                                                                                                                        ----------
               HAWAII (0.4%)
    4,720      Honolulu GO, Series 1999C (INS)                                                  5.00        7/01/2008        4,818
                                                                                                                        ----------
               IDAHO (0.2%)
               Health Facilities Auth. RB,
      950         Series 1998 (ETM)                                                             5.38        5/01/2007          954
    1,005         Series 1998 (ETM)                                                             5.38        5/01/2008        1,019
                                                                                                                        ----------
                                                                                                                             1,973
                                                                                                                        ----------
               ILLINOIS (3.4%)
   20,000      Chicago Board of Education GO, Series 1999A (INS)(c)                             4.50(a)    12/01/2009       17,978
    2,515      Chicago Special Assessment Improvement Bonds, Series 2002                        6.13       12/01/2012        2,688
               Health Facilities Auth. RB,
      990         Series 2001 (Decatur Memorial Hospital)                                       4.50       10/01/2007          994
    1,925         Series 2001A (Edward Hospital) (INS)                                          4.20        2/15/2007        1,926
    2,000         Series 2001A (Edward Hospital) (INS)                                          4.25        2/15/2008        2,015
    1,195         Series 2001A (Edward Hospital) (INS)                                          5.00        2/15/2009        1,228
               Housing Development Auth. Housing Bonds,
    1,000         Series 2006G                                                                  4.15        1/01/2014        1,008
      915         Series 2006G                                                                  4.15        7/01/2014          922
    1,145         Series 2006G                                                                  4.20        7/01/2015        1,155
      625         Series 2006G                                                                  4.30        1/01/2016          635
      800         Series 2006K                                                                  4.20        1/01/2014          809
      870         Series 2006K                                                                  4.35        1/01/2016          887
    4,957      Pingree Grove, Special Tax Bonds, Series 05-1                                    5.25        3/01/2015        5,064
                                                                                                                        ----------
                                                                                                                            37,309
                                                                                                                        ----------
               INDIANA (0.8%)
    2,060      Health & Educational Facility Auth. RB, Series 2006B                             5.00        2/15/2013        2,162
    3,000      Health Facility Financing Auth. RB, Series 1999A (INS)                           5.00       11/01/2009        3,105
    3,750      Port Commission RB                                                               4.10        5/01/2012        3,761
                                                                                                                        ----------
                                                                                                                             9,028
                                                                                                                        ----------
               IOWA (0.1%)
    1,000      Lansing PCRB, Series 1998                                                        3.60       11/01/2008          990
                                                                                                                        ----------
               KANSAS (1.3%)
    2,000      La Cygne Environmental Improvement RB, Series 2005 (INS)                         4.05        3/01/2015        2,034
   11,250      Wyandotte County Special Obligation RB, 2nd Lien Series 2005                     4.75       12/01/2016       11,600
                                                                                                                        ----------
                                                                                                                            13,634
                                                                                                                        ----------
               LOUISIANA (1.7%)
               Jefferson Parish School Board RB,
    3,170         Series 1998 (INS)                                                             4.80(a)      9/01/2007       3,089
    2,090         Series 1998 (INS)                                                             4.90(a)      3/01/2008       1,997

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               Plaquemines Port, Harbor, and Terminal District RB,
  $ 5,250         Series 1985B                                                                  5.00%       9/01/2007   $    5,252
    8,000         Series 1985C                                                                  5.00        9/01/2007        8,002
                                                                                                                        ----------
                                                                                                                            18,340
                                                                                                                        ----------
               MARYLAND (1.4%)
   10,000      Anne Arundel County PCRB, Series 1984                                            4.10        7/01/2014       10,043
    5,465      Health and Higher Education Facilities Auth. RB,
                  Series 2003C (acquired 3/05/2003; cost $5,465)(d)                             5.00        2/01/2013        5,733
                                                                                                                        ----------
                                                                                                                            15,776
                                                                                                                        ----------
               MASSACHUSETTS (1.8%)
               Commonwealth GO,
   12,575         Series 2000B (ETM)                                                            5.50        6/01/2008       12,913
    1,425         Series 2000B (ETM)                                                            5.50        6/01/2008        1,463
               Health and Educational Facilities Auth. RB,
    3,645         Series 1998B (INS)                                                            5.25        7/01/2007        3,669
    1,640         Series 1998B (INS)                                                            5.25        7/01/2008        1,671
                                                                                                                        ----------
                                                                                                                            19,716
                                                                                                                        ----------
               MICHIGAN (0.7%)
               Hospital Finance Auth. RB, Genesys Health System Medical Center,
    1,500         Series 1998A (ETM)                                                            5.50       10/01/2007        1,521
    1,000         Series 1998A (ETM)                                                            5.50       10/01/2008        1,033
               Hospital Finance Auth. RB, Henry Ford Health System,
    1,000         Series 2006A                                                                  5.00       11/15/2014        1,067
    1,000         Series 2006A                                                                  5.00       11/15/2015        1,072
    2,900      Wayne County COP (INS)                                                           5.63        5/01/2011        3,010
                                                                                                                        ----------
                                                                                                                             7,703
                                                                                                                        ----------
               MINNESOTA (0.4%)
    1,000      Higher Education Facilities Auth. RB, Series Six-I                               4.00        4/01/2015        1,010
               St. Paul Housing and Redevelopment Auth. Health Care Facility RB,
      250         Series 2006                                                                   5.00        5/15/2013          261
      250         Series 2006                                                                   5.00        5/15/2014          262
      250         Series 2006                                                                   5.00        5/15/2015          263
      300         Series 2006                                                                   5.00        5/15/2016          316
      325         Series 2006                                                                   5.25        5/15/2017          348
    1,645      St. Paul Housing and Redevelopment Auth. Hospital RB, Series 1997A               5.35       11/01/2007        1,658
                                                                                                                        ----------
                                                                                                                             4,118
                                                                                                                        ----------
               MISSISSIPPI (1.3%)
               Jones County Hospital RB,
    1,105         Series 1997 (ETM)                                                             5.10       12/01/2007        1,119
    1,155         Series 1997 (PRE)                                                             5.20       12/01/2008        1,171
    7,535      Lafayette County Hospital RB, Series 1997 (ETM)                                  5.50        3/01/2009        7,688
    4,330      Mississippi Hospital Equipment and Facilities Auth. RB, Series 2006              5.00       12/01/2014        4,523
                                                                                                                        ----------
                                                                                                                            14,501
                                                                                                                        ----------
               MISSOURI (1.2%)
               Fenton Tax Increment RB,
    1,000         Series 2006                                                                   4.00        4/01/2009        1,001
    2,440         Series 2006                                                                   4.10        4/01/2010        2,448
    1,200         Series 2006                                                                   5.00        4/01/2011        1,245
    1,750         Series 2006                                                                   5.00        4/01/2012        1,826
    1,055      Missouri Joint Municipal Electric Utility Commission RB, Series 2006 (INS)       5.00        1/01/2015        1,145
    5,000      State Environmental Improvement and Energy Resources Auth. RB, Series 1993       4.00        1/02/2012        4,985
                                                                                                                        ----------
                                                                                                                            12,650
                                                                                                                        ----------

6

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               NEBRASKA (0.3%)
               Investment Finance Auth. Hospital RB,
  $   410         Series 1997 (INS)                                                             5.00%      11/15/2007   $      414
      505         Series 1997 (INS)                                                             5.05       11/15/2008          516
    2,570      O'Neil IDRB, Series 2001                                                         4.80        5/01/2009        2,623
                                                                                                                        ----------
                                                                                                                             3,553
                                                                                                                        ----------
               NEW JERSEY (1.4%)
    4,500      Bayonne BAN                                                                      5.00       10/26/2007        4,532
    9,640      Transit Corp. COP, Series 2002B                                                  5.75        9/15/2014       10,529
                                                                                                                        ----------
                                                                                                                            15,061
                                                                                                                        ----------
               NEW MEXICO (0.5%)
               Jicarilla Apache Nation RB,
    1,500         Series 2003A(b)                                                               5.00        9/01/2011        1,545
    1,850         Series 2003A(b)                                                               5.00        9/01/2013        1,923
    2,120      Sandoval County Incentive Payment RB, Series 2005                                4.00        6/01/2015        2,130
                                                                                                                        ----------
                                                                                                                             5,598
                                                                                                                        ----------
               NEW YORK (8.3%)
    2,450      Albany IDA RB, Series 2002A                                                      5.25        7/01/2008        2,474
    7,000      Convention Center Operating Corp. COP (PRE)                                      5.25        6/01/2008        7,110
    5,000      Dormitory Auth. RB, Good Samaritan Hospital, Series 1998A (INS)(ETM)             5.50        7/01/2009        5,235
               Dormitory Auth. RB, NYU Hospitals Center,
    1,000         Series 2006A                                                                  5.00        7/01/2013        1,039
    2,510         Series 2006A                                                                  5.00        7/01/2014        2,609
    3,145         Series 2006A                                                                  5.00        7/01/2015        3,263
    4,000      East Rochester Housing Auth. RB, Series 2002A (NBGA)                             3.75       12/20/2012        3,987
               New York City GO,
    6,420         Series 1998F                                                                  5.50        8/01/2007        6,490
    1,085         Series 1999H (ETM)                                                            5.00        3/15/2008        1,104
    1,915         Series 1999H                                                                  5.00        3/15/2008        1,947
    3,750         Series 2001A (ETM)                                                            5.00        5/15/2007        3,770
    3,940         Series 2001A (ETM)                                                            5.00        5/15/2008        4,018
    9,640         Series 2006J-1                                                                5.00        6/01/2014       10,341
               New York City Transitional Finance Auth. RB,
    2,150         Series 1999A (ETM)                                                            5.00        8/15/2008        2,201
    7,850         Series 1999A (economically defeased)                                          5.00        8/15/2008        8,036
    5,095      Suffolk County IDA RB, Series 2006                                               4.30       11/01/2011        5,122
    2,000      Thruway Auth. Highway and Bridge Service Contract Bonds, Series 2003A            5.00        3/15/2010        2,082
               Thruway Auth. Highway and Bridge Trust Fund Bonds,
   10,000         Series 1999B (INS)(ETM)(c)                                                    5.00        4/01/2008       10,183
    7,650         Series 2000B (INS)(ETM)                                                       5.50        4/01/2008        7,836
    1,275      Ulster County IDA RB, Series 1999 (LOC - Manufacturers & Traders Trust Co.)      5.20       11/15/2009        1,309
                                                                                                                        ----------
                                                                                                                            90,156
                                                                                                                        ----------
               NORTH CAROLINA (0.6%)
    6,650      Eastern Municipal Power Agency RB, Series 1993C                                  5.50        1/01/2007        6,651
                                                                                                                        ----------
               OHIO (0.5%)
    1,285      American Municipal Power BAN, Series 2000                                        4.00        8/17/2007        1,285
               Franklin County Health Care Facilities RB,
      475         Series 1997                                                                   5.15        7/01/2007          477
      600         Series 1997                                                                   5.25        7/01/2008          609
               Miami County Hospital Facilities RB,
    1,240         Series 2006                                                                   5.25        5/15/2011        1,295
    1,865         Series 2006                                                                   5.25        5/15/2012        1,963
                                                                                                                        ----------
                                                                                                                             5,629
                                                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA (0.3%)
               Cherokee Nation Health Care System RB,
  $ 1,200         Series 2006 (INS)(b)                                                          4.10%      12/01/2011   $    1,197
    2,150         Series 2006 (INS)(b)                                                          4.30       12/01/2016        2,144
                                                                                                                        ----------
                                                                                                                             3,341
                                                                                                                        ----------
               OREGON (0.5%)
    5,400      Tri-County Metropolitan Transportation District RB, Series 2006 (INS)            4.00        5/01/2014        5,423
                                                                                                                        ----------
               PENNSYLVANIA (0.7%)
    3,990      Hampden IDA RB, Series 1999                                                      4.70        1/01/2007        3,990
               Montgomery County IDA RB,
    1,500         Series 2006B                                                                  5.00       11/15/2016        1,603
    2,000         Series 2006B                                                                  5.00       11/15/2017        2,125
                                                                                                                        ----------
                                                                                                                             7,718
                                                                                                                        ----------
               PUERTO RICO (4.0%)
    5,000      Government Development Bank CP                                                   3.90        1/11/2007        5,000
    4,800      Government Development Bank CP                                                   3.90        1/18/2007        4,800
   11,116      Government Development Bank CP                                                   4.02        3/06/2007       11,116
   15,000      Government Development Bank CP                                                   4.02        3/08/2007       15,000
    7,500      Government Development Bank Notes, Series 2006B                                  5.00       12/01/2014        7,998
                                                                                                                        ----------
                                                                                                                            43,914
                                                                                                                        ----------
               SOUTH CAROLINA (0.6%)
    2,125      Georgetown County PCRB, Series 1999A                                             5.13        2/01/2012        2,212
    3,000      Jobs EDA Health Facilities RB, Series 2002F-1 (INS)                              4.05        4/01/2013        3,021
    1,485      SCAGO Educational Facilities Corp. Union School District RB, Series 2006 (INS)   4.00       12/01/2016        1,463
                                                                                                                        ----------
                                                                                                                             6,696
                                                                                                                        ----------
               TENNESSEE (0.1%)
      965      Springfield Hospital RB, Series 1998                                             4.90        8/01/2008          967
                                                                                                                        ----------
               TEXAS (5.9%)
    2,485      Austin Higher Education Auth. RB, Series 1998                                    4.80        8/01/2009        2,510
      670      Bexar County Health Facilities Development Corp. RB, Series 2007(e)              5.00        7/01/2011          693
    3,355      Bexar County Limited Tax GO, Series 1999                                         4.45(a)     6/15/2007        3,299
               Duncanville ISD GO,
    2,095         Series 2001A (NBGA)                                                           4.31(a)     2/15/2007        2,086
    2,095         Series 2001A (NBGA)                                                           4.42(a)     2/15/2008        2,011
               Gregg County Health Facilities Development Corp. Hospital RB,
    1,335         Series 2006A                                                                  5.00       10/01/2015        1,402
    2,105         Series 2006A                                                                  5.00       10/01/2016        2,216
      750      Harlandale ISD School Refunding Bonds, Series 2000 (NBGA)                        5.10(a)     8/15/2008          707
               Harrison County Health Facilities Development Corp. RB,
    1,055         Series 1998 (INS)(ETM)                                                        4.80        1/01/2007        1,055
    1,110         Series 1998 (INS)(ETM)                                                        4.90        1/01/2008        1,124
               Hidalgo County Health Services Corp. RB,
    1,090         Series 2005                                                                   4.00        8/15/2008        1,084
      190         Series 2005                                                                   5.00        8/15/2010          194
    3,000      Houston ISD GO, Series 1999A (NBGA)                                              4.55(a)     2/15/2009        2,773
               Houston ISD Public Facility Corp. RB,
    3,885         Series 1998A (INS)                                                            4.85(a)     9/15/2007        3,787
    3,885         Series 1998A (INS)                                                            4.90(a)     9/15/2008        3,648
    4,805         Series 1998B (INS)                                                            4.85(a)     9/15/2007        4,684
    5,260         Series 1998B (INS)                                                            4.90(a)     9/15/2008        4,940
               Lewisville ISD Tax Refunding Bonds,
    4,000         Series 2006 (NBGA)                                                            4.01(a)     8/15/2010        3,492
    3,000         Series 2006 (NBGA)                                                            4.07(a)     8/15/2011        2,519

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $ 2,440      Lewisville RB, Series 1998 (INS)                                                 5.00%       9/01/2010   $    2,485
               Northwest ISD GO,
    1,220         Series 2006 (NBGA)                                                            4.01(a)     2/15/2013          965
    1,000         Series 2006 (NBGA)                                                            4.07(a)     2/15/2014          758
    8,150      Plano ISD GO, Series 2001 (NBGA)                                                 4.42(a)     2/15/2008        7,825
    1,250      Tarrant County Cultural Education Facilities Finance Corp. RB, Series 2006A      5.75       11/15/2015        1,324
               Wylie ISD GO,
    1,580         Series 2001 (NBGA)(ETM)                                                       4.29(a)     8/15/2007        1,545
      800         Series 2001 (NBGA)                                                            4.29(a)     8/15/2007          782
      710         Series 2001 (NBGA)(ETM)                                                       4.40(a)     8/15/2008          669
      675         Series 2001 (NBGA)                                                            4.40(a)     8/15/2008          636
    1,225         Series 2001 (NBGA)(ETM)                                                       4.50(a)     8/15/2009        1,113
    2,155         Series 2001 (NBGA)                                                            4.50(a)     8/15/2009        1,956
                                                                                                                        ----------
                                                                                                                            64,282
                                                                                                                        ----------
               UTAH (1.7%)
   18,470      Jordanelle Special Service District, Improvement District #2005-2 Warrants,
                  Series 2005-2 (acquired 06/14/2006; cost $18,470)(d),(f)                      4.58        6/20/2009       18,558
                                                                                                                        ----------
               VIRGINIA (2.2%)
   18,665      Chesapeake Port Facility IDA RB, Series 2004                                     3.90        3/01/2013       18,373
    3,000      Chesterfield County IDA PCRB, Series 1987C                                       4.95       12/01/2007        3,006
    2,000      Newport News IDA IDRB, Series 2000                                               5.50        9/01/2008        2,062
                                                                                                                        ----------
                                                                                                                            23,441
                                                                                                                        ----------
               WISCONSIN (0.6%)
    6,885      Kenosha GO, Series 1998B (INS)(ETM)                                              4.50(a)    10/15/2008        6,451
                                                                                                                        ----------
               Total Fixed-Rate Instruments (cost: $521,363)                                                               525,975
                                                                                                                        ----------
               PUT BONDS (26.7%)

               ARIZONA (1.6%)
               Maricopa County PCRB,
   10,000         Series 2000B                                                                  2.90        6/01/2035        9,744
    8,000         Series 2003A                                                                  4.00        1/01/2038        8,003
                                                                                                                        ----------
                                                                                                                            17,747
                                                                                                                        ----------
               CALIFORNIA (3.7%)
    6,050      Fresno MFH RB, Series 1997A                                                      4.88        1/01/2028        6,112
               Health Facilities Financing Auth. RB,
      245         Series H (PRE)                                                                4.45        7/01/2026          254
    2,755         Series H                                                                      4.45        7/01/2026        2,807
               Statewide Communities Development Auth. RB,
    5,000         Series 1999F                                                                  5.30        6/01/2029        5,077
    5,775         Series 2002C                                                                  3.85       11/01/2029        5,730
    7,000         Series 2002D                                                                  4.35       11/01/2036        7,009
    5,000         Series 2006B (INS)                                                            4.10        4/01/2028        5,126
    8,500         Series I                                                                      3.45        4/01/2035        8,335
                                                                                                                        ----------
                                                                                                                            40,450
                                                                                                                        ----------
               COLORADO (0.3%)
    3,000      Health Facilities Auth. RB, Series 2004B                                         3.75        6/01/2034        2,965
                                                                                                                        ----------
               FLORIDA (3.7%)
               Highlands County Health Facilities Auth. RB,
    5,000         Series 2002                                                                   3.95       11/15/2032        4,960
    7,500         Series 2005I                                                                  5.00       11/15/2029        7,719

                                                                               9
 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
  $19,390      Hillsborough County, IDA PCRB                                                    4.00%       5/15/2018   $   19,396
    5,000      Miami-Dade County School Board COP, Series 2003B (INS)                           5.00        5/01/2031        5,235
    2,500      Univ. Athletic Association, Inc. RB, Series 2001 (LOC - SunTrust Bank)           2.80       10/01/2031        2,447
                                                                                                                        ----------
                                                                                                                            39,757
                                                                                                                        ----------
               ILLINOIS (1.4%)
               Educational Facilities Auth. RB,
    1,250         Series 1998A                                                                  4.13        3/01/2030        1,254
   12,000         Series 2000A                                                                  3.65        3/01/2034       11,866
    1,900         Series 2002                                                                   3.90       11/01/2036        1,887
                                                                                                                        ----------
                                                                                                                            15,007
                                                                                                                        ----------
               INDIANA (0.7%)
    7,500      Rockport PCRB, Series 2002A                                                      4.90        6/01/2025        7,545
                                                                                                                        ----------
               IOWA (0.8%)
    8,500      Chillicothe PCRB, Series 1998                                                    3.60       11/01/2023        8,430
                                                                                                                        ----------
               LOUISIANA (0.5%)
    5,000      Offshore Terminal Auth. RB, Series 2001                                          3.65       10/01/2021        4,991
                                                                                                                        ----------
               MISSOURI (0.4%)
    4,000      Bi-State Development Agency Mass Transit Sales Tax Appropriation Bonds,
                  Series 2005A (LOC - JPMorgan Chase Bank, N.A.)                                3.95       10/01/2035        4,024
                                                                                                                        ----------
               NEW MEXICO (0.5%)
    5,500      Farmington PCRB, Series 2002A (INS)                                              4.00        6/01/2032        5,502
                                                                                                                        ----------
               NEW YORK (5.1%)
    1,970      Amherst IDA RB, Series 2006A (INS)                                               4.20       10/01/2031        1,972
    1,100      Brookhaven IDA RB, Series 2001 (LOC - North Fork Bank)                           4.25       11/01/2037        1,103
   15,000      Dormitory Auth. RB, State Univ., Series 2003B (INS)                              5.25        7/01/2032       16,275
               Urban Development Corp. RB,
    2,440         Series 2002A (PRE)                                                            5.50        1/01/2017        2,612
   32,035         Series 2002A(c)                                                               5.50        1/01/2017       34,083
                                                                                                                        ----------
                                                                                                                            56,045
                                                                                                                        ----------
               OHIO (0.6%)
    5,000      Air Quality Development Auth. PCRB, Series 2002A                                 4.20        1/01/2029        5,000
    2,015      Allen County Economic Development RB, Series 1998 (LOC - National City Bank)     3.00        4/15/2018        1,994
                                                                                                                        ----------
                                                                                                                             6,994
                                                                                                                        ----------
               RHODE ISLAND (0.2%)
    2,280      Health and Educational Building Corp. RB,
                  Series 2003B (LOC - Citizens Bank of Rhode Island)                            2.55        9/15/2033        2,251
                                                                                                                        ----------
               TEXAS (4.0%)
   19,000      Brazos River Harbor Navigation RB, Series 2002B-2                                4.75        5/15/2033       19,060
   10,000      Northside ISD Refunding Bonds, Series 2006C (NBGA)(c)                            4.10        6/01/2035       10,119
               Red River Education Finance Corp. RB,
   12,000         Series 2001                                                                   2.75        3/01/2031       11,662
    2,500         Series 2004 (LOC - Allied Irish Banks plc)                                    2.10       12/01/2034        2,447
                                                                                                                        ----------
                                                                                                                            43,288
                                                                                                                        ----------
               VIRGINIA (0.3%)
    3,750      Peninsula Ports Auth. Coal Terminal RB, Series 2003                              3.30       10/01/2033        3,706
                                                                                                                        ----------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               WISCONSIN (0.3%)
  $ 3,000      Health and Educational Facilities Auth. RB, Series 2004 (LOC - Citibank, N.A.)   5.00%       1/01/2034   $    3,094
                                                                                                                        ----------
               WYOMING (2.6%)
   15,000      Lincoln County PCRB, Series 1991                                                 3.40        1/01/2016       14,631
   14,000      Sweetwater County PCRB                                                           3.90       12/01/2014       13,800
                                                                                                                        ----------
                                                                                                                            28,431
                                                                                                                        ----------
               Total Put Bonds (cost: $290,899)                                                                            290,227
                                                                                                                        ----------
               PERIODIC AUCTION RESET BONDS (5.9%)

               ARIZONA (1.1%)
   12,300      Maricopa County IDA MFH RB, Series 2003B                                         3.95        1/01/2039       12,300
                                                                                                                        ----------
               CALIFORNIA (1.8%)
               Statewide Communities Development Auth. COP, SAVRS,
    9,850         Series 1998 (INS)                                                             4.20       12/01/2028        9,850
    7,800         Series 1999 (INS)                                                             3.85        5/15/2029        7,800
      650         Series TJT5 (INS)                                                             4.20        5/15/2029          650
    1,200         Series TMG9 (INS)                                                             4.28        5/15/2029        1,200
                                                                                                                        ----------
                                                                                                                            19,500
                                                                                                                        ----------
               FLORIDA (1.4%)
    7,600      Brevard County Health Facilities Auth. RB, SAVRS, Series 1998 (INS)              4.20       12/01/2028        7,600
    7,950      Volusia County IDA RB, SAVRS, Series 1998 (INS)                                  4.20       12/01/2028        7,950
                                                                                                                        ----------
                                                                                                                            15,550
                                                                                                                        ----------
               OKLAHOMA (1.1%)
   12,000      Tulsa County Industrial Auth. MFH RB, SAVRS, Series 2002B                        3.85        1/01/2039       12,000
                                                                                                                        ----------
               TEXAS (0.5%)
    5,200      Housing Options, Inc. MFH RB, Series 2003A                                       3.95        1/01/2039        5,200
                                                                                                                        ----------
               Total Periodic Auction Reset Bonds (cost: $64,550)                                                           64,550
                                                                                                                        ----------
               VARIABLE-RATE DEMAND NOTES (19.5%)

               ALABAMA (4.4%)
   48,150      McIntosh IDRB, Series 1998D                                                      4.26        7/01/2028       48,150
                                                                                                                        ----------
               ARKANSAS (0.5%)
    5,175      Texarkana IDRB, Series 1991 (LOC - PNC Bank, N.A.)                               4.06        3/01/2021        5,175
                                                                                                                        ----------
               DELAWARE (0.9%)
   10,100      EDA RB, Series 1999A                                                             4.04        7/01/2024       10,100
                                                                                                                        ----------
               GEORGIA (0.4%)
    4,000      La Grange Development Auth. RB, Series 1989                                      4.17       10/01/2012        4,000
                                                                                                                        ----------
               IDAHO (1.8%)
   19,885      American Falls Reservoir District RB, Series 2000                                4.15        2/01/2025       19,885
                                                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                     COUPON            FINAL       MARKET
   AMOUNT      SECURITY                                                                         RATE         MATURITY        VALUE
----------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (0.0%)(g)
  $   110      West Frankfort Commercial Redevelopment RB                                       6.20%       4/01/2007   $      110
                                                                                                                        ----------
               IOWA (0.4%)
    4,230      Storm Lake Higher Education Facilities RB, Series 2000 (LIQ)                     4.06       11/01/2015        4,230
                                                                                                                        ----------
               LOUISIANA (1.3%)
               Public Facilities Auth. Equipment and Capital Facilities
                  Pooled Loan Program RB,
    4,680         Series 2000 (LOC - Capital One, N.A.)                                         4.41        7/01/2027        4,680
    2,855         Series 2001 (LOC - Capital One, N.A.)                                         4.41        7/01/2023        2,855
    3,730         Series 2001A (LOC - Capital One, N.A.)                                        4.41        7/01/2022        3,730
    2,500      West Baton Rouge Parish Industrial District No. 3 RB, Series 1994B               4.09       12/01/2016        2,500
                                                                                                                        ----------
                                                                                                                            13,765
                                                                                                                        ----------
               MICHIGAN (2.0%)
    7,300      Job Development Auth. PCRB, Series 1985 (LOC - Sumitomo Mitsui Banking Corp.)    6.50       10/01/2008        7,300
   14,200      Strategic Fund PCRB, Series 1985                                                 7.00       12/01/2008       14,200
                                                                                                                        ----------
                                                                                                                            21,500
                                                                                                                        ----------
               MISSOURI (0.4%)
    4,864      Branson Creek Community Improvement District Special Assessment Bonds,
                  Series 2002 (LOC - Regions Bank)                                              4.19        3/01/2022        4,864
                                                                                                                        ----------
               NEW YORK (1.6%)
   17,967      New York City IDA, Fiscal 2004A, Floater Certificates,
                  Series 2004-921 (LIQ)(b)                                                      4.11        5/01/2029       17,967
                                                                                                                        ----------
               OHIO (1.6%)
    9,700      Air Quality Development Auth. PCRB, Series 1995B                                 4.11        9/01/2030        9,700
    7,640      Marion County RB, Series 2002 (LOC - Sky Bank)                                   4.41        9/01/2024        7,640
                                                                                                                        ----------
                                                                                                                            17,340
                                                                                                                        ----------
               PENNSYLVANIA (0.8%)
    9,100      Berks County IDA RB, Series 1982 (INS)                                           4.55        7/01/2016        9,100
                                                                                                                        ----------
               PUERTO RICO (0.1%)
    1,000      Commonwealth Public Improvement Bonds of 2000 GO, MERLOT,
                  Series 2000EE (INS)(LIQ)(b)                                                   3.92        7/01/2029        1,000
                                                                                                                        ----------
               VIRGINIA (1.3%)
   14,085      Harrisonburg Redevelopment and Housing Auth. RB,
                  Series 1985, P-FLOAT, Series MT323 (LIQ)(NBGA)(b)                             3.99        2/01/2026       14,085
                                                                                                                        ----------
               WYOMING (2.0%)
    8,485      Converse County PCRB, Series 1992                                                4.25       12/01/2020        8,485
               Sweetwater County PCRB,
    9,335         Series 1992A                                                                  4.25       12/01/2020        9,335
    3,500         Series 1992B                                                                  4.25       12/01/2020        3,500
                                                                                                                        ----------
                                                                                                                            21,320
                                                                                                                        ----------
               Total Variable-Rate Demand Notes (cost: $212,591)                                                           212,591
                                                                                                                        ----------

               TOTAL INVESTMENTS (COST: $1,089,403)                                                                     $1,093,343
                                                                                                                        ==========

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value
                 (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2006, were $6,091,000 and $2,151,000, respectively, resulting in net unrealized appreciation of $3,940,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,087,740,000 at December 31, 2006, and, in total, may not equal 100%.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (c) At December 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2006, was $24,291,000, which represented 2.2% of the Fund's net assets.

         (e) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At December 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $693,000, all of which were when-issued securities.

         (f) Security is a construction loan, whereby the principal is drawn down in monthly installment payments over the construction period of the project. The settlement date resets monthly until all principal has been drawn. At December 31, 2006, the unsettled principal amount is $12,820,000.

         (g) Represents less than 0.1% of net assets.

14

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==========----------------------------------------------------------------------

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

                       TRUSTEES     Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Richard A. Zucker

                 ADMINISTRATOR,     USAA Investment Management Company
            INVESTMENT ADVISER,     P.O. Box 659453
                   UNDERWRITER,     San Antonio, Texas 78265-9825
                AND DISTRIBUTOR

                 TRANSFER AGENT     USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

                      CUSTODIAN     State Street Bank and Trust Company
                 AND ACCOUNTING     P.O. Box 1713
                          AGENT     Boston, Massachusetts 02105

                    INDEPENDENT     Ernst & Young LLP
              REGISTERED PUBLIC     100 West Houston St., Suite 1800
                ACCOUNTING FIRM     San Antonio, Texas 78205

                      TELEPHONE     Call toll free - Central time
               ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8 a.m. to 5 p.m.

                 FOR ADDITIONAL     (800) 531-8181
              INFORMATION ABOUT     For account servicing, exchanges,
                   MUTUAL FUNDS     or redemptions (800) 531-8448

                RECORDED MUTUAL     24-hour service (from any phone)
              FUND PRICE QUOTES     (800) 531-8066

              USAA SELF-SERVICE     For account balance, last transaction, fund
               TELEPHONE SYSTEM     prices, or to exchange or redeem fund shares
                                    (800) 531-8777

                INTERNET ACCESS     USAA.COM

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48458-0207                                   (C)2007, USAA. All rights reserved.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2006

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/23/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/27/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    02/26/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.